Income Taxes (Narrative) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2018	Dec. 31, 2016	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	$ 84,213	$ 80,783	$ 79,179		$ 79,179	$ 59,429
Deferred Tax Assets, Valuation Allowance	7,465	1,887
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	27,900
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	1,600	1,000	1,000
Unrecognized tax benefits resulting in adjustment to deferred tax assets	56,300
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	0	0	$ 18,967
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	9,700	8,000
2017TaxActNOLLimitation				80.00%
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	7,500
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 5,600	$ 100
Federal income tax rate	21.00%	35.00%
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 108,600	$ 101,700
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 22,000
Operating Loss Carryforwards, Limitations on Use	28.7
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 63,900	70,800
Deferred Tax Assets, Tax Credit Carryforwards	19,300	19,300
Revenue Commissioners, Ireland [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	125,600	$ 73,000
California Franchise Tax Board [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	215,500
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 0
For the years ending December 31, 2014 to 2022 [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Limitations on Use	1.8
For the year ending December 31, 2023 [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Limitations on Use	1.3
For the year ending December 31, 2025 [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Limitations on Use	2.2	2.2
Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	$ 1,200
SEC Schedule, 12-09, Valuation Allowance, Other Tax Carryforward [Member] | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	$ 6,200